Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Condensed Consolidated Balance Sheet (Details) - USD ($)	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
As Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable - Crude Oil and natural gas sales			$ 1,433,262
Prepaid expenses and other current assets		$ 2,631,633	488,183
Total current assets		5,317,897	5,875,645
Proved Properties		87,041,010	103,382,842	$ 100,926,091
Total oil and natural gas properties, net	$ 81,951,796	84,177,401	100,068,351	98,069,791
Other noncurrent asset
TOTAL ASSETS	86,938,586	89,515,298	105,963,996	103,860,046
Accounts payable		5,859,332	6,279,528	6,599,927
Accrued liabilities and other		3,911,147	9,118,446	8,393,414
Royalties payable		4,023,291	4,434,575	4,117,471
Total current liabilities	24,889,896	15,258,502	27,607,625	33,707,812
Asset retirement obligations			1,430,899	1,385,056
Deferred tax liability		7,067,245	1,523,603	1,922,348
Derivative liabilities
Derivative liabilities, related parties
Total non-current liabilities	10,893,391	13,358,587	40,139,959	37,644,078
Total liabilities	35,783,287	28,617,089	67,747,584	71,351,890
Redeemable common stock
Class A Common Stock (in Shares)		4,503	3,435	1,792
Additional paid in capital		$ 86,104,981	$ 48,064,746	$ 41,237,209
Accumulated deficit	(36,767,880)	(25,211,275)	(31,072,183)	(29,951,259)
Total stockholders’ equity attributable to Eon Resources, Inc.	50,355,299	60,898,209	16,995,998	11,287,742
Noncontrolling Interest			21,220,414
Total stockholders’ equity	50,355,299	60,898,209	38,216,412	32,508,156	$ 24,269,471
Total liabilities, MEZZANINE EQUITY and stockholders’ equity	86,938,586	89,515,298	105,963,996	103,860,046
Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable - Crude Oil and natural gas sales			74,402
Prepaid expenses and other current assets		(1,136,594)	861,056
Total current assets		(1,136,594)	935,458
Proved Properties		7,672	(1,043,485)	(36,870)
Total oil and natural gas properties, net	3,540,000	7,672	(1,043,485)	(36,870)
Other noncurrent asset		1,630,000	213,750
TOTAL ASSETS	3,540,000	501,078	105,723	(36,870)
Accounts payable		(190,232)	(357,729)	(319,306)
Accrued liabilities and other		1,037,318	442,584	(130,614)
Royalties payable		601,491	536,896	479,767
Total current liabilities	37,000	1,448,577	621,751	29,847
Asset retirement obligations			(236,033)	(328,779)
Deferred tax liability		(248,605)	(69,999)	65,516
Derivative liabilities		808,133	728,582	216,646
Derivative liabilities, related parties		2,651,000	2,088,000	2,537,000
Total non-current liabilities	871,000	3,060,493	2,510,550	2,490,383
Total liabilities	908,000	4,509,070	3,132,301	2,520,230
Redeemable common stock		$ 800,000	$ 800,000	$ 800,000
Class A Common Stock (in Shares)		(40)	(40)	(40)
Additional paid in capital		$ (2,329,019)	$ 962,675	$ (402,772)
Accumulated deficit	2,632,000	(2,478,933)	(581,448)	1,253,477
Total stockholders’ equity attributable to Eon Resources, Inc.	2,632,000	(4,807,992)	381,187	850,665
Noncontrolling Interest			(4,207,765)
Total stockholders’ equity	2,632,000	(4,807,992)	(3,826,578)	(3,357,100)	$ (3,450,000)
Total liabilities, MEZZANINE EQUITY and stockholders’ equity	3,540,000	501,078	105,723	(36,870)
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable - Crude Oil and natural gas sales			1,507,664
Prepaid expenses and other current assets		1,495,039	1,349,239
Total current assets		4,181,303	6,811,103
Proved Properties		87,048,682	102,339,357	100,889,221
Total oil and natural gas properties, net		84,185,073	99,024,866	98,032,921
Other noncurrent asset		1,630,000	213,750
TOTAL ASSETS		90,016,376	106,069,719	103,823,176
Accounts payable		5,669,100	5,921,799	6,280,621
Accrued liabilities and other		4,948,465	9,561,030	8,262,800
Royalties payable		4,624,782	4,971,471	4,597,238
Total current liabilities		16,707,079	28,229,376	33,737,659
Asset retirement obligations			1,194,866	1,056,277
Deferred tax liability		6,818,640	1,453,604	1,987,864
Derivative liabilities		808,133	728,582	216,646
Derivative liabilities, related parties		2,651,000	2,088,000	2,537,000
Total non-current liabilities		16,419,080	42,650,509	40,134,461
Total liabilities		33,126,159	70,879,885	73,872,120
Redeemable common stock		$ 800,000	$ 800,000	$ 800,000
Class A Common Stock (in Shares)		4,463	3,395	1,752
Additional paid in capital		$ 83,775,962	$ 49,027,421	$ 40,834,437
Accumulated deficit		(27,690,208)	(31,653,631)	(28,697,782)
Total stockholders’ equity attributable to Eon Resources, Inc.		56,090,217	17,377,185	12,138,407
Noncontrolling Interest			17,012,649
Total stockholders’ equity	$ 52,987,299	56,090,217	34,389,834	29,151,056
Total liabilities, MEZZANINE EQUITY and stockholders’ equity		$ 90,016,376	$ 106,069,719	$ 103,823,176